INVESTMENT IN AN AFFILIATE (Details) (USD $)	12 Months Ended			0 Months Ended		1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 22, 2014	Dec. 19, 2014	Nov. 30, 2012
Investment in an affiliate
Capital contribution in joint venture, Giosis Mecoxlane			$ 5,000,000
Gain on the contribution of intangible assets		6,000,000
Consideration for sale of entire equity interest of its affiliate	2,000,000
Net gain recognized from the disposal	1,330,165
Giosis Mecoxlane
Investment in an affiliate
Capital contribution in joint venture, Giosis Mecoxlane						5,000,000
Gain on the contribution of intangible assets		6,000,000
Outstanding equity interest held (as a percent)		40.00%
Consideration for sale of entire equity interest of its affiliate					2,000,000
Net gain recognized from the disposal				1,300,000
Giosis Mecoxlane | Giosis
Investment in an affiliate
Capital contribution in joint venture, Giosis Mecoxlane						$ 15,000,000
Outstanding equity interest held (as a percent)		60.00%